Interest in subsidiary (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Cash and cash equivalents	$ 125,083	$ 149,623	$ 124,598	$ 171,372	$ 166,565	$ 199,256
BMSC [Member]
Statement Line Items [Line Items]
Cash and cash equivalents	$ 35,673		$ 22,128